OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	July 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—91.4%
	Alabama—2.7%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$2,500,200
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A, (Pre-refunded @ $101, 6/1/11) (c)	A2/NR	8,684,720
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
250	5.50%, 1/1/28	NR/NR	212,858
885	5.50%, 1/1/43	NR/NR	706,407
1,350	Montgomery Medical Clinic Board, Jackson Hospital & Clinic Rev., 5.25%, 3/1/31	Baa2/BBB-	1,181,884
1,400	Tuscaloosa Educational Building Auth. Rev., Stillman College, 5.00%, 6/1/26	NR/BBB-	1,199,926

			14,485,995

	Alaska—1.7%
900	Industrial Dev. & Export Auth., Boys & Girls Home Rev., 6.00%, 12/1/36	NR/NR	778,806
	Northern Tobacco Securitization Corp. Rev.,
2,400	5.00%, 6/1/46, Ser. A	Baa3/NR	1,714,008
6,000	5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (c)	Aaa/AAA	6,401,040

			8,893,854

	Arizona—1.6%
2,000	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33	Baa3/BB+	1,911,160
2,750	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	2,163,095
1,260	Pima Cnty. Industrial Dev. Auth. Rev., Tuscon Day School, 5.00%, 6/1/37	NR/BBB-	1,024,884
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	3,515,316

			8,614,455

	Arkansas—0.5%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	Aaa/NR	1,859,885
	Little Rock Municipal Property Owners
	Multipurpose Improvement Dist., Special Tax, Ser.A,
385	5.00%, 3/1/16	NR/NR	370,886
500	5.25%, 3/1/23	NR/NR	458,875

			2,689,646

	California—5.4%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	4,681,020
10,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (c)	Aaa/AAA	11,396,700
	State, GO,
300	5.00%, 6/1/37	A1/A+	291,066
11,500	5.00%, 11/1/37, Ser. 2670 (h)	A1/A+	11,155,345
1,000	Statewide Community Dev. Auth. Rev., Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	979,190

			28,503,321

	Colorado—2.8%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	422,045
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A (c),
2,000	5.375%, 12/1/28, (Pre-refunded @ $101, 12/1/08)	NR/BBB	2,043,540
1,000	6.00%, 12/1/23, (Pre-refunded @ $100, 12/1/11)	NR/BBB	1,100,460

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Colorado (continued)
$12,400	Health Facs. Auth. Rev., Liberty Heights, zero coupon, 7/15/24	Aaa/AAA	$5,581,116
4,940	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D, (Pre-refunded @ $102, 6/15/11) (c)	NR/NR	5,583,731

			14,730,892

	Connecticut—0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB-	1,001,730

	District of Columbia—0.9%
4,600	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	4,527,044

	Florida—2.3%
1,000	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	836,620
940	Dev. Finance Corp. Rev., Learning Gate Community School, 6.00%, 2/15/37	NR/BBB-	862,309
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (c)	A1/NR	9,989,640
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	400,440

			12,089,009

	Georgia—0.3%
2,300	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	1,836,872

	Illinois—11.3%
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC)	A1/AA-	2,802,361
	Chicago, GO, Ser. A (FGIC),
2,935	5.375%, 1/1/34	Aaa/AA-	2,959,126
4,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (c)	Aaa/AA-	4,248,749
	Educational Facs. Auth. Rev., Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	192,732
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (c)	Aa1/AA	5,186,596
	Finance Auth. Rev.,
	Adventist Health System, (Pre-refunded @ $101, 11/15/09) (c),
5,000	5.50%, 11/15/29	A1/NR	5,272,200
1,260	5.65%, 11/15/24	A1/NR	1,330,963
1,000	Fairview, 6.25%, 8/15/35, Ser. A	NR/NR	917,410
3,800	Monarch Landing, Inc., 7.00%, 12/1/37, Ser. A	NR/NR	3,689,154
	Health Fac. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,062,070
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (c)	NR/A	5,692,019
	Hillside, Tax Allocation, Mannheim Redev. Project,
1,770	6.55%, 1/1/20	NR/NR	1,743,379
1,140	7.00%, 1/1/28	NR/NR	1,113,928
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Baa3/AA-	3,018,450
5,000	zero coupon, 2/1/20	Baa3/AA-	2,831,850
5,690	zero coupon, 2/1/22	Baa3/AA-	2,835,725
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aa2/AA+	8,007,813

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Illinois (continued)
	Univ. Rev. (FGIC),
$1,495	5.25%, 4/1/32	Aa3/AA-	$1,503,716
3,505	5.25%, 4/1/32, (Pre-refunded @ $100, 4/1/11) (c)	Aa3/AA-	3,735,208

			60,143,449

	Indiana—0.7%
500	Anderson Rev., 5.00%, 10/1/32	NR/NR	435,460
4,000	Health & Educational Facs. Financing Auth. Rev., Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB-	3,441,920

			3,877,380

	Iowa—1.9%
4,890	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37	NR/NR	3,498,159
	Edgewater LLC,
3,500	6.75%, 11/15/37	NR/NR	3,320,520
1,500	6.75%, 11/15/42	NR/NR	1,410,720
2,000	Finance Auth. Rev., Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	1,632,600

			9,861,999

	Kansas—4.1%
500	Lenexa Rev., 5.50%, 5/15/39	NR/BBB-	433,645
1,000	Lenexa, City Center East Tax Allocation, 6.00%, 4/1/27	NR/NR	936,060
650	Manhattan Rev., 5.125%, 5/15/42	NR/NR	509,360
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,015,500
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	14,775,521

			21,670,086

	Kentucky—0.2%
860	Economic Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	865,100

	Louisiana—5.4%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/NR	4,063,758
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	24,420,678

			28,484,436

	Maryland—0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	A2/A+	1,127,288

	Massachusetts—0.1%
550	Dev. Finance Agcy. Rev., Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	479,325

	Michigan—2.3%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (MBIA)	Aaa/AAA	1,047,280
775	East Lansing Economic Corp., Burcham Hills Rev., 5.25%, 7/1/37	NR/NR	635,570
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,304,210
775	Public Educational Facs. Auth. Rev., 5.00%, 9/1/22	NR/BBB-	708,900
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	50,354
460	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	408,977

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Michigan (continued)
$4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB-	$4,012,840
2,000	Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/A-	1,882,320

			12,050,451

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care System, 6.375%, 11/15/29	A2/A	98,350
	North Oaks Presbyterian Homes Rev.,
1,070	6.00%, 10/1/33	NR/NR	1,024,450
620	6.125%, 10/1/39	NR/NR	597,035
100	Rochester Healthcare Housing Rev., 5.30%, 4/1/37, Ser. A	NR/NR	84,482
500	Washington Cnty. Housing & Redev. Auth. Rev., 5.625%, 6/1/37, Ser. A	NR/NR	448,050

			2,252,367

	Missouri—0.3%
750	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/37, Ser. A	NR/NR	642,720
1,000	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	938,520

			1,581,240

	Nevada—2.3%
12,185	Washoe Cnty., GO, 5.00%, 1/1/35 (MBIA)(h)	NR/AAA	12,191,945

	New Hampshire—0.6%
3,000	Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB-	3,034,950

	New Jersey—4.9%
	Economic Dev. Auth. Rev.,
	Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,535,627
450	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (c)	NR/NR	473,616
16,550	Kapkowski Road Landfill, Special Assessment, 5.75%, 4/1/31	Baa3/NR	15,672,519
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	833,610
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A (h)	Baa3/BBB	6,459,089

			25,974,461

	New Mexico—0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	2,451,325

	New York—1.5%
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	4,138,554
1,120	New York City Municipal Water Finance Auth., 5.00%, 6/15/37, Ser. D (h)	Aa2/AA+	1,126,395
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa3/BBB-	2,866,979

			8,131,928

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	North Carolina—0.8%
	Capital Facs. Finance Agcy., Duke Univ. Rev., Ser. A,
$570	5.125%, 10/1/41	Aa1/AA+	$574,497
2,430	5.125%, 10/1/41, (Pre-refunded @ $100, 10/1/11) (c)	Aaa/AAA	2,610,063
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,221,960

			4,406,520

	North Dakota—1.0%
5,400	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	NR/NR	5,092,578

	Ohio—2.7%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	8,887,010
	Lorain Cnty. Hospital Rev., Catholic Healthcare,
2,500	5.625%, 10/1/17	A1/AA-	2,604,950
2,565	5.75%, 10/1/18	A1/AA-	2,685,093

			14,177,053

	Pennsylvania—5.2%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
8,600	5.375%, 11/15/40, Ser. A	Ba2/BB	6,693,982
5,780	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (c)	Ba3/AAA	6,750,289
1,000	Allegheny Cnty. Industrial Dev. Auth. Rev., 5.60%, 9/1/30	Baa1/BBB+	945,530
500	Cumberland Cnty. Auth., Retirement Community Rev., Messiah Village, 5.625%, 7/1/28, Ser. A	NR/BBB-	463,045
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB	2,664,610
2,000	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,907,460
6,200	Higher Educational Facs. Auth. Rev., Ser. A, 6.00%, 1/15/31	Aa3/AA-	6,480,178
1,000	LaSalle Univ., 5.00%, 5/1/37	NR/BBB	889,190
	Lancaster Cnty. Hospital Auth. Rev., Ser. A,
750	6.25%, 7/1/26	NR/NR	735,705
85	6.375%, 7/1/30	NR/NR	82,507

			27,612,496

	Puerto Rico—0.7%
135	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35	Baa3/BBB-	123,972
	Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	2,225,118
29,200	zero coupon, 8/1/56	A1/A+	1,625,564

			3,974,654

	Rhode Island—4.0%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	21,481,880

	South Carolina—5.0%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,561,495
2,000	5.50%, 10/1/26	A2/A	2,013,640
	Jobs Economic Dev. Auth. Rev.,
3,000	Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	2,923,530

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	South Carolina (continued)
$450	Lutheran Homes, 5.50%, 5/1/28	NR/NR	$391,743
15,600	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	17,378,088

			26,268,496

	Tennessee—0.7%
940	Memphis Health Educational & Housing Fac. Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)	NR/NR	470,000
3,500	Sumner Cnty. Health Educational & Housing Facs. Board, 5.50%, 11/1/37	NR/NR	3,153,395

			3,623,395

	Texas—8.7%
1,750	Austin Convention Enterprises, Inc. Rev., 5.75%, 1/1/32, Ser. B, (Pre-refunded @ $100, 1/1/11) (c)	Aaa/NR	1,874,722
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B, (Partially pre-refunded @ $100, 5/15/11) (FSA)(c)	Aaa/AAA	4,061,560
2,935	Bell Cnty. Health Fac. Dev. Corp. Rev., 5.25%, 11/15/19, (Pre-refunded @ $101, 11/15/08) (c)	NR/AAA	2,990,589
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,208,400
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	Aaa/AAA	20,321
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (c)	Aaa/AAA	3,951,519
	Harris Cnty. Health Facs. Dev. Corp. Rev. (c),
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,210,350
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A	7,706,720
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	292,171
8,800	North Texas Tollway Auth. Rev., 5.625%, 1/1/33, Ser. A	A2/A-	8,793,664
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	373,148
19,990	State Turnpike Auth. Central Turnpike System Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	7,676,960

			46,160,124

	Utah—1.5%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	7,338,660
600	Utah Cnty. Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (d)	NR/NR	541,308

			7,879,968

	Virginia—0.3%
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,831,720

	Washington—2.0%
2,000	Health Care Facs. Auth. Rev., Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	1,887,200
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,587,641
	State Housing Finance Commission Rev., Skyline at First Hill, Ser. A,
275	5.25%, 1/1/17	NR/NR	266,277
3,600	5.625%, 1/1/38	NR/NR	3,113,532

			10,854,650

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Wisconsin—3.7%
	Badger Tobacco Asset Securitization Corp. Rev.,
$5,000	5.75%, 6/1/12	Baa3/BBB	$5,111,150
9,785	6.00%, 6/1/17	Baa3/BBB	9,813,768
2,250	Health & Educational Facs. Auth. Rev., Divine Savior Heathcare Rev., 5.00%, 5/1/32	NR/BBB	1,911,577
2,230	Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,217,623
550	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	477,186

			19,531,304

	Total Municipal Bonds & Notes (cost—$493,055,247)		484,445,386

VARIABLE RATE NOTES (a)(d)(f)—3.7%
	Hawaii—0.3%
1,388	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution, 0.13%, 7/1/23, Ser. 400 (FGIC)(e)	A1/NR	1,456,154

	Illinois—0.6%
2,902	Cook Cnty., GO, 14.84%, 11/15/28, Ser. 458 (FGIC)(e)	Aa2/NR	2,994,451

	New York—1.7%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
6,000	9.799%, 6/15/39	Aa2/NR	6,137,040
2,600	13.743%, 6/15/26 (e)	NR/AA+	2,733,770

			8,870,810

	Texas—0.8%
3,595	Harris Cnty. Health Facs. Dev. Corp. Rev., 18.52%, 7/1/29, Ser. 357 (MBIA)(e)	Aaa/NR	4,351,208

	Washington—0.3%
1,800	Seattle, GO, 17.27%, 12/15/28, Ser. 348 (e)	Aa1/NR	1,916,190

	Total Variable Rate Notes (cost—$17,832,107)		19,588,813

VARIABLE RATE DEMAND NOTES (f)(g)—4.9%
	Illinois—1.9%
8,000	Chicago Sales Tax Rev., 1.35%, 8/1/08	VMIG1/A-1+	8,000,000
2,000	Finance Auth. Rev., Elmhurst Memorial Healthcare, 1.35%, 8/1/08, Ser. B	VMIG1/NR	2,000,000

			10,000,000

	Massachusetts—0.7%
4,000	Health & Educational Facs. Auth. Rev., Museum, 1.30%, 8/1/08, Ser. A	VMIG1/A-1+	4,000,000

	Missouri—0.8%
4,100	State Health & Educational Facilities Auth. Rev., 2.07%, 8/1/08, Ser. C	VMIG1/A-1+	4,100,000

	New York—1.5%
8,000	New York City, GO, 1.20%, 8/1/08, Ser. J	VMIG1/A-1+	8,000,000

	Total Variable Rate Demand Notes (cost—$26,100,000)		26,100,000

	Total Investments (cost—$536,987,354)—100.0%		$530,134,199

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.
Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, are valued at the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $20,058,813, representing 3.78% of total investments.

(b)	Security in default.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

(g)	Maturity date shown is date of next put.

(h)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
ACA—insured by American Capital Access Holding Ltd.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund
Radian—insured by Radian Guaranty, Inc.
Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation
Short: U.S. Treasury Bond Futures	(689)	$(79,580)	9/19/08	$(432,939)

The Fund pledged $1,577,400, in cash as collateral for futures contracts.

(2) Transactions in options written for the three months ended July 31, 2008:

	Contracts	Premiums

Options outstanding, April 30, 2008	276	$225,464
Options terminated in closing transactions	(276)	(225,464)

Options outstanding, July 31, 2008	—	$—

Fair Value Measurements–Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$(432,939)
Level 2 - Other Significant Observable Inputs	530,134,199	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$530,134,199	$(432,939)

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date September 25, 2008